Schedule of income tax benefit (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Loss carryforwards		$ 7,581,029	$ 5,939,949
Change in UK statutory tax rate			2,405,268
Income tax provision to return adjustments		1,027,496	36,730
Other		615,516	(68,641)
Valuation allowance		(9,224,041)	(8,313,306)
Total deferred foreign
Foreign currency translation adjustments		(947,349)	(4,266)
Valuation allowance		947,349	4,266
Income tax benefit (expense)	[1]	1,851,038	402,184
UNITED KINGDOM
United Kingdom (“UK”)		$ 1,851,038	$ 402,184

[1]	Due to research and development costs in the UK